Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt	The table below presents the Company’s debt balances:

	March 31, 2022	December 31, 2021
Convertible Notes	$200,000	$200,000
Bank of America Senior Revolver	—	—
D&O Financing Loan	3,074	4,233

Total debt	203,074	204,233

Less: unamortized issuance costs	9,147	9,636

Total debt, net	193,927	194,597

Less: current portion	3,074	4,233

Long-term debt, net	$190,853	$190,364

The table below presents the Successor’s debt balances:

	Successor
	December 31, 2021	December 31, 2020
Convertible Notes	$200,000	$—
Bank of America Senior Revolver	—	—
Antares Capital Term Loan	—	110,000
Antares Capital Revolving Credit Facility	—	—
D&O Financing Loan	4,233	—

Total debt	204,233	110,000

Less: unamortized issuance costs	9,636	3,006

Total debt, net	194,597	106,994

Less: current portion	4,233	1,100

Long-term debt, net	$190,364	$105,894

Schedule of Maturities of Long-term Debt	The maturities of the Company’s debt outstanding as of December 31, 2021 are as follows:

	2022	2023	2024	2025	2026	Total
Total	$4,233	$—	$—	$—	$200,000	$204,233

Interest Income and Interest Expense Disclosure
Interest Expense on Debt
The table below presents interest expense, including the amortization of debt issuance costs, for the following periods:

	Successor		Predecessor
	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year Ended December 31, 2019
Interest expense on debt	$7,762	$616	$1	$127